Right-of-use assets	12 Months Ended
Dec. 31, 2022
Right-of-Use Assets [Abstract]
Right-of-use assets

Note 6 — Right-of-use assets

	Office space and garage	Office equipment	Vehicles	Total
	EUR	EUR	EUR	EUR
Cost:
At January 1, 2020	-	-	4,443	4,443
Additions	-	-	-	-
At December 31, 2020	-	-	4,443	4,443
Additions	341,591	3,315	80,344	425,250
At December 31, 2021	341,591	3,315	84,787	429,693
Additions	-	-	22,752	22,752
Modification of lease	-	-	(5,482)	(5,482)
At December 31, 2022	341,591	3,315	102,057	446,963

Accumulated depreciation:
At January 1, 2020	-	-	-	-
Depreciation for the year	-	-	1,855	1,855
At December 31, 2020	-	-	1,855	1,855
Depreciation for the year	43,986	182	20,258	64,426
At December 31, 2021	43,986	182	22,113	66,281
Depreciation for the year	62,829	660	28,804	92,293
At December 31, 2022	106,815	842	50,917	158,574

Carrying amount:
At December 31, 2020	-	-	2,588	2,588
At December 31, 2021	297,605	3,133	62,674	363,412
At December 31, 2022	234,776	2,473	51,140	288,389

Amount recognized in profit and loss

	2022	2021	2020
	EUR	EUR	EUR
Depreciation expense on right-of-use assets	92,293	64,426	1,855
Interest expense on lease liabilities	3,680	2,234	28
Expenses relating to lease of short-term leases	2,951	3,597	1,210